Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life Insurance in Force
Direct amount	$ 237.0	$ 475.3	$ 791.9
Ceded to other companies	211.6	446.4	753.7
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 25.4	$ 28.9	$ 38.2
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 27.0	$ 26.9	$ 24.8
Ceded to other companies	26.2	26.2	22.9
Assumed from other companies	0.0	0.3	2.6
Net earned premiums	$ 0.8	$ 1.0	$ 4.5
Percentage of amount assumed to net	0.00%	30.00%	57.80%
Benefits:
Direct amount	$ 30.4	$ 37.8	$ 101.1
Ceded to other companies	30.2	37.4	100.1
Assumed from other companies	0.0	0.0	2.0
Net policyholder benefits	$ 0.2	$ 0.4	$ 3.0
Percentage of amount assumed to net	0.00%	0.00%	66.70%
Life insurance
Premiums:
Direct amount	$ 2.2	$ 3.3	$ 4.0
Ceded to other companies	2.1	3.0	3.2
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.1	$ 0.3	$ 0.8
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 1.7	$ 2.7	$ 3.2
Ceded to other companies	1.7	2.7	2.8
Assumed from other companies	0.0	0.0	0.7
Net policyholder benefits	$ 0.0	$ 0.0	$ 1.1
Percentage of amount assumed to net	0.00%	0.00%	63.60%
Accident and health insurance
Premiums:
Direct amount	$ 24.8	$ 23.6	$ 20.8
Ceded to other companies	24.1	23.2	19.7
Assumed from other companies	0.0	0.3	2.6
Net earned premiums	$ 0.7	$ 0.7	$ 3.7
Percentage of amount assumed to net	0.00%	42.90%	70.30%
Benefits:
Direct amount	$ 28.7	$ 35.1	$ 97.9
Ceded to other companies	28.5	34.7	97.3
Assumed from other companies	0.0	0.0	1.3
Net policyholder benefits	$ 0.2	$ 0.4	$ 1.9
Percentage of amount assumed to net	0.00%	0.00%	68.40%